Intangible Assets and Goodwill - Summary of Assumption for Calculation of Cash flow Projections (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Air Ticketing [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
EBITDA margin period	5 years	5 years
Hotels and Packages [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
EBITDA margin period	5 years	5 years
Bus Ticketing [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
EBITDA margin period	5 years	5 years